Acquisition of Net Assets of Variable Interest Entities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 27, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Payments to acquire assets, including property and equipment		$ 1,548	$ 1,518	$ 1,724	$ 1,080	$ 1,795
Repayment of outstanding debt	4,700	4,700
Return of capital		1,400
Property plant and equipment, Carrying value		5,400
Reduction to equity through noncontrolling interest		2,700
Troy Metal Fabricating, LLC [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Payments to acquire assets, including property and equipment		1,900
Lone Star Metal Fabrication, LLC [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Payments to acquire assets, including property and equipment		$ 200